Note 12 - Stock Option and Incentive Plan (Details) - Options Outstanding (USD $)					12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Price Range 1 [Member]	Dec. 31, 2012 Price Range 2 [Member]	Dec. 31, 2012 Price Range 3 [Member]	Dec. 31, 2012 Price Range 4 [Member]	Dec. 31, 2012 Price Range 5 [Member]	Dec. 31, 2012 Price Range 6 [Member]
Note 12 - Stock Option and Incentive Plan (Details) - Options Outstanding [Line Items]
Exercise Price Range, Lower Range Limit					$ 0.11	$ 0.75	$ 2.16	$ 3.48	$ 17.44	$ 0.11
Exercise Price Range, Upper Range Limit					$ 0.58	$ 2.04	$ 2.44	$ 10.84	$ 32.08	$ 32.08
Options Outstanding, Number Outstanding (in Shares)	268,704	679,744	1,077,744	999,775	114,865	88,596	146,113	128,875	1,295	479,744
Options Outstanding, Weighted- Average Remaining Contractual Life					4 years 73 days	3 years 146 days	3 years	1 year 6 months	6 months	3 years
Options Outstanding, Weighted- Average Exercise Price	$ 2.38	$ 2.75	$ 5.47	$ 8.66	$ 0.45	$ 1.46	$ 2.21	$ 4.95	$ 32.08	$ 2.47
Vested Options, Number Outstanding (in Shares)		669,049	1,007,256		86,115	88,596	75,281	113,751	1,295	365,038
Vested Options, Weighted- Average Exercise Price		$ 2.82	$ 5.68		$ 0.41	$ 1.46	$ 2.26	$ 5.15	$ 32.08	$ 2.64